SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Line Items]
Contract revenue	$ 461,000,000	$ 634,000,000	$ 286,000,000
Contract revenue percentage	64.00%	94.00%	83.00%
Impairment charges			4,500,000
Cash and cash equivalents, restricted cash and term deposits denominated in RMB	163,052,483	287,165,952
Shipping And Handling Cost Related To Sales [Member]
Accounting Policies [Line Items]
Shipping and handling costs	475,743	235,284	133,471
Shipping And Handling Cost Related To Inventory [Member]
Accounting Policies [Line Items]
Freight costs	$ 1,048,418	$ 1,275,668	$ 745,404